ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED AND OTHER LIABILITIES
Schedule of accrued and other liabilities

	As of December 31,
	2020	2021
	RMB	RMB

Business tax, VAT and others	31,719	28,789
Payable balance with indemnity by Xihua Group (Note 7(i))	49,800	49,800
Payable to Zhenjiang Foreign Language School (Note 7(ii))	36,770	36,770
Accrued payroll and welfare	27,982	19,660
Payable to Jinghan Taihe (Note i & Note 23)	25,441	25,441
Payable for purchase of equipment and services	9,995	7,872
Receipt in advance	4,535	3,556
Amounts due to students	9,198	13,632
Lawsuit penalty payable	2,731	—
Payable to K-9 buyer (Note ii)	—	21,301
Loan from third party	—	5,738
Consideration payable (Note iii)	7,067	—
Others	4,352	3,840
Total	209,590	216,399